Basis of presentation (Table) (Details) - New Accounting Pronouncemen, Early Adoption, Effect $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
New Accounting Pronouncement Early Adoption [Line Items]
Reduction of total assets, due to change in accounting principle	$ (7,305)
Reduction of long term debt, due to change in accounting principle	(5,102)
Reduction of current portion of long term debt, due to change in accounting principle	$ (2,203)